Form N-1A Cover	Nov. 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Document Effective Date	Nov. 01, 2026
Document Creation Date	Nov. 01, 2026
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Nov. 01, 2026